SCHEDULE OF PROVISION AND EFFECTIVE TAX RATES (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss before income tax provision	$ (2,145,530)	$ (9,075,353)	$ (61,988,515)
Income tax provision			$ 7,243
Freight App Inc [Member]
Loss before income tax provision	(8,160,541)	(5,828,925)
Income tax provision	$ 40,264	$ 23,051
Effective tax rate	(49.00%)	(40.00%)